NON-CONTROLLING INTERESTS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 20,657,175	$ 15,612,537	$ 17,421,537
Current liabilities	19,965,210	11,770,203	13,004,181
Current assets	1,538,010
Net income (loss) for the period attributed to non-controlling interest	56,661
Canopy Management [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,915,465	4,521,194	4,192,902
Non-current assets	4,971,045	4,390,297	4,016,860
Current liabilities	5,458,964	2,275,147	2,048,167
Non-current liabilities	1,388,944	560,425	253,340
Net income (loss) for the period attributed to non-controlling interest	$ 550,187	$ 29,607	$ (129,279)